Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive gain (loss)	Total
Balance at Oct. 31, 2023	$ 1,500	$ (1,500)	$ 1,210,094	$ 188,144	$ 1,662,139	$ (245,723)	$ 2,814,654
Balance (in Shares) at Oct. 31, 2023	15,000,000
Net loss					(15,849)		(15,849)
Foreign currency translation adjustments						30,352	30,352
Balance at Apr. 30, 2024	$ 1,500	(1,500)	1,210,094	188,144	1,646,290	(215,371)	2,829,157
Balance (in Shares) at Apr. 30, 2024	15,000,000
Balance at Oct. 31, 2024	$ 1,500	(1,500)	1,210,094	402,621	3,551,019	(146,425)	$ 5,017,309
Balance (in Shares) at Oct. 31, 2024	15,000,000						15,000,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”)	$ 125		3,035,160				$ 3,035,285
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares)	1,250,000
Net loss					(479,165)		(479,165)
Statutory reserve				17,610	(17,610)
Foreign currency translation adjustments						(131,684)	(131,684)
Balance at Apr. 30, 2025	$ 1,625	$ (1,500)	$ 4,245,254	$ 420,231	$ 3,054,244	$ (278,109)	$ 7,441,745
Balance (in Shares) at Apr. 30, 2025	16,250,000						16,250,000